Long Term Loans - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024 Installments
Light Era Development Co., Ltd. (LED) [Member] | Chang Hwa Bank Secured Loan [Member] | Due September 2027 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loan due date	September 2027
C L P T Plan [Member] | Mega International Commercial Bank [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of installments	48